BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Exchange movement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	£ (465)	£ 1,148	£ 114
PCA Life Insurance Company Ltd. - Korea
Exchange movement arising recognised in other comprehensive income
Cumulative exchange gain (loss) of sold business	61
PCA Life Insurance Company Ltd. - Japan
Exchange movement arising recognised in other comprehensive income
Cumulative exchange gain (loss) of sold business			(46)
Operating segments | Asia
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	(295)	785	(5)
Operating segments | US
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	(477)	853	238
Operating segments | PCA Life Insurance Company Ltd. - Korea | Asia
Exchange movement arising recognised in other comprehensive income
Cumulative exchange gain (loss) of sold business	61
Operating segments | PCA Life Insurance Company Ltd. - Japan | Asia
Exchange movement arising recognised in other comprehensive income
Cumulative exchange gain (loss) of sold business			46
Unallocated to a segment (other operations)
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	£ 307	£ (490)	£ (119)